T. ROWE PRICE Equity Index 500 Portfolio
September 30, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.8%
COMMUNICATION SERVICES 8.0%
Diversified Telecommunication
Services 0.9%
AT&T  5,135 79
Lumen Technologies  680 5
Verizon Communications  3,027 115
199
Entertainment 1.4%
Activision Blizzard  512 38
Electronic Arts  186 22
Live Nation Entertainment (1) 102 8
Netflix (1) 320 75
Take-Two Interactive Software (1) 114 12
Walt Disney (1) 1,314 124
Warner Bros Discovery (1) 1,599 18
297
Interactive Media & Services 4.7%
Alphabet, Class A (1) 4,325 414
Alphabet, Class C (1) 3,867 372
Match Group (1) 206 10
Meta Platforms, Class A (1) 1,645 223
Twitter (1) 486 21
1,040
Media 0.7%
Charter Communications, Class A (1) 80 24
Comcast, Class A  3,172 93
DISH Network, Class A (1) 181 3
Fox, Class A  224 7
Fox, Class B  104 3
Interpublic Group  283 7
News, Class A  282 4
News, Class B  86 2
Omnicom Group  147 9
Paramount Global, Class B (2) 368 7
159
Wireless Telecommunication
Services 0.3%
T-Mobile U.S. (1) 434 58
58
Total Communication Services 1,753
CONSUMER
DISCRETIONARY 11.5%
Auto Components 0.1%
Aptiv (1) 197 16
BorgWarner  172 5
21
Automobiles 2.6%
Ford Motor  2,843 32
General Motors  1,053 34
Tesla (1) 1,921 509
575
Shares/Par $ Value
(Cost and value in $000s)
‡
Distributors 0.1%
Genuine Parts  103 16
LKQ  188 9
Pool  29 9
34
Hotels, Restaurants & Leisure 1.9%
Booking Holdings (1) 29 48
Caesars Entertainment (1) 154 5
Carnival (1)(2) 703 5
Chipotle Mexican Grill (1) 20 30
Darden Restaurants  89 11
Domino's Pizza  26 8
Expedia Group (1) 110 10
Hilton Worldwide Holdings  199 24
Las Vegas Sands (1) 239 9
Marriott International, Class A  199 28
McDonald's  531 122
MGM Resorts International  238 7
Norwegian Cruise Line Holdings (1) 303 3
Royal Caribbean Cruises (1) 157 6
Starbucks  827 70
Wynn Resorts (1) 75 5
Yum! Brands  206 22
413
Household Durables 0.3%
DR Horton  227 15
Garmin  111 9
Lennar, Class A  184 14
Mohawk Industries (1) 37 3
Newell Brands  267 4
NVR (1) 2 8
PulteGroup  169 6
Whirlpool  40 6
65
Internet & Direct Marketing
Retail 3.4%
Amazon.com (1) 6,392 722
eBay  398 15
Etsy (1) 90 9
746
Leisure Products 0.0%
Hasbro  93 6
6
Multiline Retail 0.5%
Dollar General  163 39
Dollar Tree (1) 152 21
Target  333 49
109
Specialty Retail 2.2%
Advance Auto Parts  44 7
AutoZone (1) 14 30
Bath & Body Works  166 5
Best Buy  144 9
CarMax (1) 116 8
Home Depot  740 204

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Lowe's  460 86
O'Reilly Automotive (1) 46 32
Ross Stores  253 21
TJX  844 53
Tractor Supply  80 15
Ulta Beauty (1) 37 15
485
Textiles, Apparel & Luxury
Goods 0.4%
NIKE, Class B  910 76
Ralph Lauren  25 2
Tapestry  179 5
VF  237 7
90
Total Consumer Discretionary 2,544
CONSUMER STAPLES 6.8%
Beverages 1.8%
Brown-Forman, Class B  132 9
Coca-Cola  2,806 157
Constellation Brands, Class A  114 26
Keurig Dr Pepper  611 22
Molson Coors Beverage, Class B  135 7
Monster Beverage (1) 277 24
PepsiCo  995 162
407
Food & Staples Retailing 1.6%
Costco Wholesale  319 151
Kroger  471 21
Sysco  368 26
Walgreens Boots Alliance  515 16
Walmart  1,028 133
347
Food Products 1.1%
Archer-Daniels-Midland  405 33
Campbell Soup  144 7
Conagra Brands  345 11
General Mills  430 33
Hershey  105 23
Hormel Foods  208 9
J M Smucker  77 11
Kellogg  183 13
Kraft Heinz  573 19
Lamb Weston Holdings  105 8
McCormick  181 13
Mondelez International, Class A  988 54
Tyson Foods, Class A  210 14
248
Household Products 1.4%
Church & Dwight  168 12
Clorox  88 11
Colgate-Palmolive  601 42
Kimberly-Clark  243 27
Procter & Gamble  1,723 218
310
Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Products 0.2%
Estee Lauder, Class A  167 36
36
Tobacco 0.7%
Altria Group  1,296 52
Philip Morris International  1,118 93
145
Total Consumer Staples 1,493
ENERGY 4.5%
Energy Equipment & Services 0.3%
Baker Hughes  728 15
Halliburton  654 16
Schlumberger  1,021 37
68
Oil, Gas & Consumable Fuels 4.2%
APA  235 8
Chevron  1,300 187
ConocoPhillips  917 94
Coterra Energy  576 15
Devon Energy  472 29
Diamondback Energy  127 15
EOG Resources  423 47
EQT  270 11
Exxon Mobil  3,005 262
Hess  200 22
Kinder Morgan  1,426 24
Marathon Oil  492 11
Marathon Petroleum  360 36
Occidental Petroleum  538 33
ONEOK  321 17
Phillips 66  348 28
Pioneer Natural Resources  172 37
Valero Energy  284 30
Williams  881 25
931
Total Energy 999
FINANCIALS 10.9%
Banks 3.7%
Bank of America  5,037 152
Citigroup  1,396 58
Citizens Financial Group  356 12
Comerica  95 7
Fifth Third Bancorp  494 16
First Republic Bank  132 17
Huntington Bancshares  1,033 14
JPMorgan Chase  2,115 221
KeyCorp  669 11
M&T Bank  126 22
PNC Financial Services Group  295 44
Regions Financial  670 13
Signature Bank  45 7
SVB Financial Group (1) 42 14
Truist Financial  957 42
U.S. Bancorp  976 39
Wells Fargo  2,734 110

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Zions Bancorp  110 6
805
Capital Markets 2.9%
Ameriprise Financial  78 20
Bank of New York Mellon  530 20
BlackRock  108 59
Cboe Global Markets  75 9
Charles Schwab  1,101 79
CME Group  259 46
FactSet Research Systems  27 11
Franklin Resources  199 4
Goldman Sachs Group  247 72
Intercontinental Exchange  403 36
Invesco  324 5
MarketAxess Holdings  27 6
Moody's  112 27
Morgan Stanley  965 76
MSCI  58 25
Nasdaq  246 14
Northern Trust  150 13
Raymond James Financial  140 14
S&P Global  245 75
State Street  264 16
T. Rowe Price Group (3) 164 17
644
Consumer Finance 0.5%
American Express  434 59
Capital One Financial  276 25
Discover Financial Services  197 18
Synchrony Financial  350 10
112
Diversified Financial Services 1.6%
Berkshire Hathaway, Class B (1) 1,303 348
348
Insurance 2.2%
Aflac  414 23
Allstate  196 25
American International Group  548 26
Aon, Class A  152 41
Arthur J Gallagher  153 26
Assurant  38 6
Brown & Brown  169 10
Chubb  301 55
Cincinnati Financial  116 10
Everest Re Group  28 7
Globe Life  64 6
Hartford Financial Services Group  232 14
Lincoln National  102 5
Loews  143 7
Marsh & McLennan  359 54
MetLife  483 29
Principal Financial Group  160 12
Progressive  422 49
Prudential Financial  268 23
Travelers  171 26
W R Berkley  148 10
Shares/Par $ Value
(Cost and value in $000s)
‡
Willis Towers Watson  80 16
480
Total Financials 2,389
HEALTH CARE 15.0%
Biotechnology 2.2%
AbbVie  1,276 171
Amgen  386 87
Biogen (1) 104 28
Gilead Sciences  904 56
Incyte (1) 134 9
Moderna (1) 244 29
Regeneron Pharmaceuticals (1) 77 53
Vertex Pharmaceuticals (1) 184 53
486
Health Care Equipment &
Supplies 2.7%
Abbott Laboratories  1,264 122
ABIOMED (1) 33 8
Align Technology (1) 52 11
Baxter International  365 20
Becton Dickinson & Company  204 45
Boston Scientific (1) 1,033 40
Cooper  35 9
DENTSPLY SIRONA  155 4
Dexcom (1) 283 23
Edwards Lifesciences (1) 447 37
Hologic (1) 180 12
IDEXX Laboratories (1) 60 20
Intuitive Surgical (1) 258 48
Medtronic  957 77
ResMed  106 23
STERIS  73 12
Stryker  242 49
Teleflex  34 7
Zimmer Biomet Holdings  151 16
583
Health Care Providers &
Services 3.6%
AmerisourceBergen  113 15
Cardinal Health  197 13
Centene (1) 412 32
Cigna  219 61
CVS Health  945 90
DaVita (1) 41 3
Elevance Health  172 78
HCA Healthcare  156 29
Henry Schein (1) 98 7
Humana  91 44
Laboratory Corp. of America Holdings  66 14
McKesson  103 35
Molina Healthcare (1) 42 14
Quest Diagnostics  84 10
UnitedHealth Group  674 341
Universal Health Services, Class B  48 4
790

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 1.9%
Agilent Technologies  214 26
Bio-Rad Laboratories, Class A (1) 16 7
Bio-Techne  28 8
Charles River Laboratories
International (1) 36 7
Danaher  471 122
Illumina (1) 113 21
IQVIA Holdings (1) 134 24
Mettler-Toledo International (1) 16 17
PerkinElmer  91 11
Thermo Fisher Scientific  282 143
Waters (1) 43 12
West Pharmaceutical Services  53 13
411
Pharmaceuticals 4.6%
Bristol-Myers Squibb  1,540 110
Catalent (1) 122 9
Eli Lilly  568 184
Johnson & Johnson  1,896 310
Merck  1,826 157
Organon  186 4
Pfizer  4,046 177
Viatris  871 7
Zoetis  337 50
1,008
Total Health Care 3,278
INDUSTRIALS & BUSINESS
SERVICES 7.9%
Aerospace & Defense 1.6%
Boeing (1) 402 49
General Dynamics  163 35
Howmet Aerospace  270 8
Huntington Ingalls Industries  29 6
L3Harris Technologies  139 29
Lockheed Martin  170 66
Northrop Grumman  105 49
Raytheon Technologies  1,064 87
Textron  153 9
TransDigm Group  37 19
357
Air Freight & Logistics 0.6%
CH Robinson Worldwide  90 9
Expeditors International of Washington  118 10
FedEx  172 26
United Parcel Service, Class B  527 85
130
Airlines 0.2%
Alaska Air Group (1) 92 3
American Airlines Group (1) 470 6
Delta Air Lines (1) 461 13
Southwest Airlines (1) 426 13
United Airlines Holdings (1) 238 8
43
Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products 0.4%
A.O. Smith  91 4
Allegion  62 6
Carrier Global  607 22
Fortune Brands Home & Security  95 5
Johnson Controls International  497 24
Masco  164 8
Trane Technologies  168 24
93
Commercial Services &
Supplies 0.5%
Cintas  61 24
Copart (1) 154 16
Republic Services  148 20
Rollins  165 6
Waste Management  271 43
109
Construction & Engineering 0.1%
Quanta Services  104 13
13
Electrical Equipment 0.5%
AMETEK  164 19
Eaton  287 38
Emerson Electric  426 31
Generac Holdings (1) 46 8
Rockwell Automation  83 18
114
Industrial Conglomerates 0.9%
3M  400 44
General Electric  789 49
Honeywell International  485 81
Roper Technologies  76 27
201
Machinery 1.6%
Caterpillar  380 62
Cummins  102 21
Deere  200 67
Dover  103 12
Fortive  257 15
IDEX  55 11
Illinois Tool Works  204 37
Ingersoll Rand  292 13
Nordson  38 8
Otis Worldwide  304 19
PACCAR  250 21
Parker-Hannifin  93 22
Pentair  119 5
Snap-on  38 8
Stanley Black & Decker  107 8
Westinghouse Air Brake Technologies  130 11
Xylem  130 11
351
Professional Services 0.4%
CoStar Group (1) 285 20
Equifax  89 15

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Jacobs Solutions  92 10
Leidos Holdings  97 9
Nielsen Holdings  255 7
Robert Half International  78 6
Verisk Analytics  114 19
86
Road & Rail 0.9%
CSX  1,545 41
JB Hunt Transport Services  61 10
Norfolk Southern  170 36
Old Dominion Freight Line  66 16
Union Pacific  451 88
191
Trading Companies &
Distributors 0.2%
Fastenal  406 19
United Rentals (1) 51 14
WW Grainger  32 15
48
Total Industrials & Business Services 1,736
INFORMATION
TECHNOLOGY 25.9%
Communications Equipment 0.8%
Arista Networks (1) 179 20
Cisco Systems  2,985 120
F5 (1) 43 6
Juniper Networks  232 6
Motorola Solutions  121 27
179
Electronic Equipment, Instruments
& Components 0.6%
Amphenol, Class A  429 29
CDW  95 15
Corning  547 16
Keysight Technologies (1) 130 20
TE Connectivity  232 26
Teledyne Technologies (1) 34 11
Trimble (1) 180 10
Zebra Technologies, Class A (1) 38 10
137
IT Services 4.3%
Accenture, Class A  456 117
Akamai Technologies (1) 116 9
Automatic Data Processing  299 68
Broadridge Financial Solutions  84 12
Cognizant Technology Solutions,
Class A  374 22
DXC Technology (1) 169 4
EPAM Systems (1) 41 15
Fidelity National Information Services  438 33
Fiserv (1) 461 43
FleetCor Technologies (1) 55 10
Gartner (1) 56 16
Global Payments  200 22
International Business Machines  651 77
Jack Henry & Associates  52 9
Shares/Par $ Value
(Cost and value in $000s)
‡
Mastercard, Class A  615 175
Paychex  232 26
PayPal Holdings (1) 834 72
VeriSign (1) 68 12
Visa, Class A  1,179 209
951
Semiconductors & Semiconductor
Equipment 4.8%
Advanced Micro Devices (1) 1,165 74
Analog Devices  374 52
Applied Materials  626 51
Broadcom  291 129
Enphase Energy (1) 98 27
Intel  2,959 76
KLA  103 31
Lam Research  98 36
Microchip Technology  399 24
Micron Technology  796 40
Monolithic Power Systems  31 11
NVIDIA  1,806 219
NXP Semiconductors  189 28
ON Semiconductor (1) 312 20
Qorvo (1) 75 6
QUALCOMM  810 92
Skyworks Solutions  116 10
SolarEdge Technologies (1) 40 9
Teradyne  107 8
Texas Instruments  658 102
1,045
Software 8.3%
Adobe (1) 338 93
ANSYS (1) 61 13
Autodesk (1) 156 29
Cadence Design Systems (1) 197 32
Ceridian HCM Holding (1) 111 6
Citrix Systems  91 9
Fortinet (1) 473 23
Intuit  203 79
Microsoft  5,378 1,253
NortonLifeLock  434 9
Oracle  1,094 67
Paycom Software (1) 35 12
PTC (1) 75 8
Salesforce (1) 718 103
ServiceNow (1) 145 55
Synopsys (1) 110 34
Tyler Technologies (1) 30 10
1,835
Technology Hardware, Storage &
Peripherals 7.1%
Apple  10,895 1,506
Hewlett Packard Enterprise  933 11
HP  659 16
NetApp  159 10
Seagate Technology Holdings  142 8

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Western Digital (1) 225 7
1,558
Total Information Technology 5,705
MATERIALS 2.5%
Chemicals 1.8%
Air Products & Chemicals  161 37
Albemarle  83 22
Celanese  72 6
CF Industries Holdings  144 14
Corteva  519 29
Dow  519 23
DuPont de Nemours  362 18
Eastman Chemical  89 6
Ecolab  179 26
FMC  92 10
International Flavors & Fragrances  184 17
Linde  359 97
LyondellBasell Industries, Class A  184 14
Mosaic  250 12
PPG Industries  170 19
Sherwin-Williams  170 35
385
Construction Materials 0.1%
Martin Marietta Materials  45 15
Vulcan Materials  96 15
30
Containers & Packaging 0.3%
Amcor  1,079 12
Avery Dennison  58 9
Ball  227 11
International Paper  263 8
Packaging Corp. of America  67 7
Sealed Air  104 5
Westrock  181 6
58
Metals & Mining 0.3%
Freeport-McMoRan  1,033 28
Newmont  573 24
Nucor  188 20
72
Total Materials 545
REAL ESTATE 2.8%
Equity Real Estate Investment
Trusts 2.7%
Alexandria Real Estate Equities, REIT  108 15
American Tower, REIT  336 72
AvalonBay Communities, REIT  102 19
Boston Properties, REIT  101 8
Camden Property Trust, REIT  78 9
Crown Castle, REIT  312 45
Digital Realty Trust, REIT  207 21
Duke Realty, REIT  277 13
Equinix, REIT  65 37
Equity Residential, REIT  245 16
Essex Property Trust, REIT  47 11
Shares/Par $ Value
(Cost and value in $000s)
‡
Extra Space Storage, REIT  96 17
Federal Realty Investment Trust, REIT  51 5
Healthpeak Properties, REIT  388 9
Host Hotels & Resorts, REIT  512 8
Invitation Homes, REIT  418 14
Iron Mountain, REIT  209 9
Kimco Realty, REIT  452 8
Mid-America Apartment Communities,
REIT  82 13
Prologis, REIT  533 54
Public Storage, REIT  113 33
Realty Income, REIT  445 26
Regency Centers, REIT  110 6
SBA Communications, REIT  78 22
Simon Property Group, REIT  236 21
UDR, REIT  219 9
Ventas, REIT  287 12
VICI Properties, REIT  697 21
Vornado Realty Trust, REIT  115 3
Welltower, REIT  334 22
Weyerhaeuser, REIT  535 15
593
Real Estate Management &
Development 0.1%
CBRE Group, Class A (1) 232 16
16
Total Real Estate 609
UTILITIES 3.0%
Electric Utilities 2.0%
Alliant Energy  181 10
American Electric Power  371 32
Constellation Energy  236 20
Duke Energy  555 52
Edison International  277 16
Entergy  148 15
Evergy  166 10
Eversource Energy  249 19
Exelon  714 27
FirstEnergy  393 14
NextEra Energy  1,416 111
NRG Energy  169 6
PG&E (1) 1,175 15
Pinnacle West Capital  80 5
PPL  528 13
Southern  766 52
Xcel Energy  394 25
442
Gas Utilities 0.0%
Atmos Energy  102 10
10
Independent Power & Renewable
Electricity Producers 0.0%
AES  480 11
11
Multi-Utilities 0.9%
Ameren  188 15

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CenterPoint Energy  453 13
CMS Energy  210 12
Consolidated Edison  257 22
Dominion Energy  600 42
DTE Energy  141 16
NiSource  294 8
Public Service Enterprise Group  361 20
Sempra Energy  227 34
WEC Energy Group  227 20
202
Water Utilities 0.1%
American Water Works  132 17
17
Total Utilities 682
Total Common Stocks (Cost $7,327) 21,733
EQUITY MUTUAL FUNDS 0.4%
iShares Core S&P 500 ETF  246 88
Total Equity Mutual Funds (Cost $96) 88
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.8%
T. Rowe Price Government Reserve
Fund, 3.07% (3)(4) 175,714 176
176
Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.279%,
2/16/23 (5) 20,000 20
20
Total Short-Term Investments (Cost
$196) 196
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve
Fund, 3.07% (3)(4) 12,459 12
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 12
Total Securities Lending Collateral
(Cost $12) 12
Total Investments in
Securities 100.2%
(Cost $7,631) $ 22,029
Other Assets Less Liabilities (0.2)% (37)
Net Assets 100.0% $ 21,992
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Affiliated Companies
(4) Seven-day yield
(5) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1 S&P 500 E-Mini Index contracts 12/22 180 $ (24)
Net payments (receipts) of variation margin to date 21
Variation margin receivable (payable) on open futures contracts $ (3)

T. ROWE PRICE Equity Index 500 Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ — $ (15) $ 1
T. Rowe Price Government Reserve Fund, 3.07% — — 1 ++
Totals $ — # $ (15) $ 2 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Group  $ 32 $ 2 $ 2 $ 17
T. Rowe Price Government Reserve Fund, 3.07% 257 ¤ ¤ 188
Total $ 205 ^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $2 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $200.

T. ROWE PRICE Equity Index 500 Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Index 500 Portfolio  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used

T. ROWE PRICE Equity Index 500 Portfolio

in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E308-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 21,733 $ — $ — $ 21,733
Equity Mutual Funds 88 — — 88
Short-Term Investments 176 20 — 196
Securities Lending Collateral 12 — — 12
Total $ 22,009 $ 20 $ — $ 22,029
Liabilities
Futures Contracts* $ 24 $ — $ — $ 24
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.